Related Party Transactions - Schedule of Due to Related Parties (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Due to Related Parties [Line Items]
Due to related parties	€ (1,792,045)	€ (3,847,950)
Ultimate partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties
Senior partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(1,737,816)	(3,847,166)
Other group companies [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(54,229)	(784)
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(1,792,045)	(3,847,950)
Credits Pending to Pay [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(1,900,784)	(3,800,000)
Credits Pending to Pay [Member] | Ultimate partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties
Credits Pending to Pay [Member] | Senior partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(1,900,000)	(3,800,000)
Credits Pending to Pay [Member] | Other group companies [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(784)
Credits Pending Collection [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	164,380	71,660
Credits Pending Collection [Member] | Ultimate partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties
Credits Pending Collection [Member] | Senior partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	164,380	72,444
Credits Pending Collection [Member] | Other group companies [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties		(784)
Trade Payable [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(55,641)	(119,610)
Trade Payable [Member] | Ultimate partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties
Trade Payable [Member] | Senior partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(2,196)	(119,610)
Trade Payable [Member] | Other group companies [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	€ (53,445)